Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of share options granted was estimated using the binomial option pricing model using the following range assumptions
Description	April 13, 2021

Risk-free interest rate	1.22%
Expected volatility	82.40%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	3
Exercise price (NIS)	0.25